Supplemental Oil and Natural Gas Data (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Oil and Natural Gas Data [Abstract]
Cost Incurred In Oil and Natural Gas Property Acquisitions, Exploration and Development
Costs incurred in oil and natural gas property acquisition, exploration and development, whether capitalized or expensed, are presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Property acquisition costs: (1)
Proved	$1,328,328	$1,290,826	$115,929
Unproved	188,409	65,604	947
Exploration costs	80	74	337
Development costs	639,395	244,834	140,521
Asset retirement costs	2,427	748	371
Total costs incurred	$2,158,639	$1,602,086	$258,105

(1)	See Note 2 for details about the Company's acquisitions.

Capitalized Cost Related To Oil, Natural Gas and NGL Production Activities
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	December 31,
	2011	2010
	(in thousands)
Proved properties:
Leasehold acquisition	$6,040,239	$4,695,704
Development	1,484,486	840,175
Unproved properties	310,925	128,624
	7,835,650	5,664,503
Less accumulated depletion and amortization	(1,033,617)	(719,035)
	$6,802,033	$4,945,468

Results of Operations of Oil and Gas Producing Activities
The results of operations for oil, natural gas and NGL producing activities (excluding corporate overhead and interest costs) are presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquid sales	$1,162,037	$690,054	$408,219
Gains (losses) on oil and natural gas derivatives	449,940	75,211	(141,374)
	1,611,977	765,265	266,845
Production costs:
Lease operating expenses	232,619	158,382	132,647
Transportation expenses	28,358	19,594	18,202
Severance and ad valorem taxes	78,458	45,114	28,687
	339,435	223,090	179,536
Other costs:
Exploration costs	2,390	5,168	7,169
Depletion and amortization	320,096	226,552	191,314
Impairment of long-lived assets	-	38,600	-
Texas margin tax expense	1,599	657	490
Gains on sale of assets and other, net	(1,001)	-	(25,710)
	323,084	270,977	173,263
Results of continuing operations	$949,458	$271,198	$(85,954)
Results of discontinued operations	$-	$-	$(238)

Estimated Quantities of Oil, Natural Gas and NGL reserves
An analysis of the change in estimated quantities of oil, natural gas and NGL reserves, all of which are located within the U.S., is shown below:

	Year Ended December 31, 2011
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	1,233	156.4	70.9	2,597
Revisions of previous estimates	(71)	(9.2)	0.9	(121)
Purchase of minerals in place	337	39.3	1.0	579
Extensions, discoveries and other additions	240	10.3	24.6	450
Production	(64)	(7.8)	(3.9)	(135)
End of year	1,675	189.0	93.5	3,370
Proved developed reserves:
Beginning of year	805	103.0	39.9	1,662
End of year	998	124.8	47.8	2,034
Proved undeveloped reserves:
Beginning of year	428	53.4	31.0	935
End of year	677	64.2	45.7	1,336

	Year Ended December 31, 2010
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	774	102.1	54.2	1,712
Revisions of previous estimates	22	3.9	5.2	77
Purchase of minerals in place	369	49.1	1.2	671
Extensions, discoveries and other additions	118	6.1	13.3	234
Production	(50)	(4.8)	(3.0)	(97)
End of year	1,233	156.4	70.9	2,597
Proved developed reserves:
Beginning of year	549	77.9	33.9	1,220
End of year	805	103.0	39.9	1,662
Proved undeveloped reserves:
Beginning of year	225	24.2	20.3	492
End of year	428	53.4	31.0	935

	Year Ended December 31, 2009
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	851	84.1	50.7	1,660
Revisions of previous estimates	(69)	10.9	4.0	20
Purchase of minerals in place	7	8.8	0.4	62
Extensions, discoveries and other additions	31	1.6	1.5	50
Production	(46)	(3.3)	(2.4)	(80)
End of year	774	102.1	54.2	1,712
Proved developed reserves:
Beginning of year	585	61.9	29.6	1,134
End of year	549	77.9	33.9	1,220
Proved undeveloped reserves:
Beginning of year	266	22.2	21.1	526
End of year	225	24.2	20.3	492

The tables above include changes in estimated quantities of oil and NGL reserves shown in Mcf equivalents at a rate of one barrel per six Mcf.

Standardized Measure of Discounted Future Net Cash Flows and Changes Therein Relating To Proved Reserves
Standardized Measure of Discounted Future Net Cash Flows and Changes Therein Relating to Proved Reserves

Information with respect to the standardized measure of discounted future net cash flows relating to proved reserves is summarized below.  Future cash inflows are computed by applying applicable prices relating to the Company's proved reserves to the year-end quantities of those reserves.  Future production, development, site restoration and abandonment costs are derived based on current costs assuming continuation of existing economic conditions.  There are no future income tax expenses because the Company is not subject to federal income taxes.  Limited liability companies are subject to state income taxes in Texas and Michigan; however, these amounts are not material (see Note 14).

	December 31,
	2011	2010	2009
	(in thousands)

Future estimated revenues	$29,319,369	$20,160,275	$10,093,876
Future estimated production costs	(9,464,319)	(6,825,147)	(4,200,091)
Future estimated development costs	(2,848,497)	(1,733,929)	(816,577)
Future net cash flows	17,006,553	11,601,199	5,077,208
10% annual discount for estimated timing of cash flows	(10,391,693)	(7,377,667)	(3,353,926)
Standardized measure of discounted future net cash flows	$6,614,860	$4,223,532	$1,723,282

Representative NYMEX prices: (1)
Natural gas (MMBtu)	$4.12	$4.38	$3.87
Oil (Bbl)	$95.84	$79.29	$61.05

(1)
In accordance with SEC regulations, reserves at December 31, 2011, December 31, 2010, and December 31, 2009, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions.  The price used to estimate reserves is held constant over the life of the reserves.

Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow
The following summarizes the principal sources of change in the standardized measure of discounted future net cash flows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)

Sales and transfers of oil, natural gas and NGL produced during the period	$(822,602)	$(466,964)	$(228,683)
Changes in estimated future development costs	27,236	(56,001)	54,141
Net change in sales and transfer prices and production costs related to future production	784,308	886,438	254,036
Purchase of minerals in place	1,452,169	1,277,134	128,779
Extensions, discoveries, and improved recovery	552,704	329,642	25,888
Previously estimated development costs incurred during the period	306,827	42,947	52,699
Net change due to revisions in quantity estimates	(292,343)	164,999	23,672
Accretion of discount	422,353	172,328	142,437
Changes in production rates and other	(39,324)	149,727	(154,054)
Change - continuing operations	$2,391,328	$2,500,250	$298,915